Document and Entity Information	Oct. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	Virtus Alternative Solutions Trust
Entity Central Index Key	0001589756
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 22, 2021
Document Effective Date	Dec. 22, 2021
Prospectus Date	Feb. 28, 2021
Virtus Duff & Phelps Select MLP and Energy Fund | Class A
Prospectus:
Trading Symbol	VLPAX
Virtus Duff & Phelps Select MLP and Energy Fund | Class C
Prospectus:
Trading Symbol	VLPCX
Virtus Duff & Phelps Select MLP and Energy Fund | Class I
Prospectus:
Trading Symbol	VLPIX